Fair Value Measurements, Available-for-sale Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Market Value	$ 14.3	$ 40.9
Cost Basis	11.9	30.2
Gross Unrealized Gains	2.5	11.2
Gross Unrealized Losses	0.1	0.5
Fair value of available-for-sale investments contributed to defined benefit plans	27.1
Available-for-sale Securities, Gross Realized Gains	11.0
Mutual Fund and Unit Trust Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	9.8	36.6
Cost Basis	7.3	25.4
Gross Unrealized Gains	2.5	11.2
Gross Unrealized Losses	0	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	4.5	4.3
Cost Basis	4.6	4.8
Gross Unrealized Gains	0	0
Gross Unrealized Losses	$ 0.1	$ 0.5